Report of the directors financial review risk report - The consensus Upside scenario (Details) - Upside scenario ECL	6 Months Ended
Jun. 30, 2021
UK
Disclosure of financial assets [line items]
Probability	5.00%
UK | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	11.10%
UK | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.40%
House price growth	9.10%
Short-term interest rate	0.20%
US
Disclosure of financial assets [line items]
Probability	5.00%
US | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	11.00%
US | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	2.20%
House price growth	12.00%
Short-term interest rate	0.50%
Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%
Hong Kong | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	10.00%
Hong Kong | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.20%
House price growth	8.90%
Short-term interest rate	1.20%
Mainland China
Disclosure of financial assets [line items]
Probability	10.00%
Mainland China | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	13.50%
Mainland China | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.60%
House price growth	13.90%
Short-term interest rate	3.40%
Canada
Disclosure of financial assets [line items]
Probability	10.00%
Canada | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	11.20%
Canada | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	4.70%
House price growth	20.20%
Short-term interest rate	0.60%
France
Disclosure of financial assets [line items]
Probability	5.00%
France | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	8.30%
France | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	7.20%
House price growth	6.10%
Short-term interest rate	(0.60%)
UAE
Disclosure of financial assets [line items]
Probability	5.00%
UAE | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	14.90%
UAE | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	2.20%
House price growth	21.10%
Short-term interest rate	1.00%
Mexico
Disclosure of financial assets [line items]
Probability	5.00%
Mexico | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	8.60%
Mexico | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	3.00%
House price growth	8.70%
Short-term interest rate	5.00%